Related parties - Summary of key management personnel compensation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Related party transactions [abstract]
Short-term employee benefits	$ 2,384	$ 2,016
Post-employment benefits	97	67
Share-based compensation	925	847
Termination benefits	864
Key management personnel compensation	$ 4,270	$ 2,930